Gold loan payable and gold in trust	12 Months Ended
Dec. 31, 2022
Gold Loan Payable And Gold In Trust
Gold loan payable and gold in trust

8.	Gold loan payable and gold in trust

The Company has entered into a secured gold loan agreement (“Gold Loan”) with Almadex or the “Lender” pursuant to which Almadex has agreed to loan up to 1,597 ounces of gold bullion to the Company. The approximate value of this gold as at May 14, 2019 was USD$2,072,060 or $2,790,858.

Under the terms of the Gold Loan, the Company will be entitled to draw-down the gold in minimum 400 ounce tranches. At any given time, the amount of gold ounces drawn multiplied by the London Bullion Market Association (“LBMA”) AM gold price in US dollars, plus any accrued interest or unpaid fees, shall constitute the Loan Value.

The maturity date for the Gold Loan is March 31, 2024, and can be extended by two years at the discretion of the Company (the “Term”). Repayment of the Loan Value shall be made either through delivery of that amount of gold drawn, or through the issuance of common shares of the Company (“Shares”), according to the Lender’s discretion. Mandatory prepayment shall be required in the event that the Company’s Ixtaca gold-silver project located in Puebla State, Mexico (the “Ixtaca Project”) enters into commercial production during the Term, requiring the Company to deliver 100 gold ounces per month to the Lender. In addition, the Company has the right to pre-pay the Loan Value at any time without penalty, in either gold bullion or Shares as chosen by the Lender, and the Lender has the right to convert the Loan Value into Shares at any time during the Term. The conversion rate is equal to 95% of the 5 trading day volume weighted average price of the Share on the Toronto Stock Exchange or an equivalent.

The interest rate of the Gold Loan is 10% of the Loan Value per annum, calculated monthly, paid in arrears. Interest payments can either be accrued to the Loan Value, or paid by the Company in cash or gold bullion. A standby fee of 1% per annum, accrued quarterly, will be applied to any undrawn amount on the Gold Loan.

In addition, the Company has issued Almadex 500,000 transferable share purchase warrants (“Warrants”), with an exercise price of $1.50 per Share and expiry date of May 14, 2024 as an arrangement fee to cover the administrative costs of setting up the credit facility. These warrants were valued at $50,000 using the Black-Scholes option-pricing model with the following assumptions: expected life of five years, risk-free interest rate of 1.54%, expected dividend yield of 0% and expected volatility of 44.25%.

Security for the loan is certain equipment related to the Rock Creek Mill, which is not required for the Ixtaca Project. The Gold Loan includes industry standard provisions in the event of default, material breach and change of control.

The Gold Loan was recorded at fair value at inception and is subsequently measured at amortized cost using the effective interest method, recognizing interest expense on an effective yield basis.

The Company has determined that the Gold Loan contains multiple derivatives which are embedded in the US dollar denominated debt instrument. As the convertible Gold Loan is denominated in US dollars and is convertible into common shares based upon a variable Canadian dollar conversion rate, the fixed for fixed criteria is not met. As such, the conversion option cannot be classified as an equity instrument and is deemed to have no value. The embedded derivative from indexation of the loan principal portion to the movement in the price of gold is classified as a derivate financial liability and is marked to market at each period end using the Black-Scholes option-pricing model.

At inception, the following assumptions were used: expected life of five years, risk-free interest rate of 1.57% and expected volatility of 11.06%. The fair value of the embedded derivative for the year ended December 31, 2022 decreased by $110,177 (December 31, 2021 increased by $18,156) based on the following assumptions used in the Black-Scholes option-pricing model: expected life of 1.25 years, risk-free interest rate of 4.00% and expected volatility of 11.57% (December 31, 2021, expected life of 2.25 years, risk-free interest rate of 1.23% and expected volatility of 15.63%).

The continuity of gold loan payable and derivative financial liabilities are as follows:

	December 31, 2022	December 31, 2021
Gold loan payable – opening balance	$3,227,545	$2,842,756
Accrued interest expense	314,024	271,093
Accrued standby fees	9,416	8,743
Accretion expense	144,868	114,535
Foreign exchange difference	233,162	(9,582)
Gold loan payable	$3,929,015	$3,227,545

Derivative financial liabilities – opening balance	$391,620	$375,417
Change in fair value through profit & loss	(110,177)	18,156
Foreign exchange difference	24,641	(1,953)
Derivative financial liabilities	$306,084	$391,620

As at December 31, 2022, Almaden has 397 ounces (397 ounces at December 31, 2021) of gold bullion on its account at a fair value of $974,397 ($915,995 at December 31, 2021).

On January 22, 2020, the Company received $818,360 on the sale of 400 ounces of gold in trust and has recorded a gain on sale of gold in trust of $19,413.

The continuity of gold in trust are as follows:

	December 31, 2022		December 31, 2021
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	915,995	397	955,781
Sale of gold in trust	-	-	-	-
Gain on sale	-	-	-	-
Change in fair value through profit & loss	-	(6,518)	-	(35,775)
Foreign exchange difference	-	64,920	-	(4,011)
	397	974,397	397	915,995